--------------------------------------------------------------------------------
                                  T. Rowe Price
--------------------------------------------------------------------------------
                               Semiannual Report
                               Equity Income Fund
--------------------------------------------------------------------------------
                                  June 30, 1999
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
================================================================================
EQUITY INCOME FUND
---------------------
     * Stocks staged a strong first half advance in the face of rising interest rates, and the shift from growth to cyclical and value stocks benefited the fund.
     * The fund's return for the six months ended June 30 was ahead of the S&P 500 and comfortably surpassed the Lipper average for similar funds.
     * We took profits in many holdings and initiated positions in stocks with good appreciation potential.
     * The portfolio was diversified across abroad spectrum of industries, with utilities and energy accounting for 28% of net assets.
     * Stocks will be hard-pressed to match first-half returns, but we will continue to emphasize investments in sound companies with limited downside risk in the event of any turbulence later on.

================================================================================
FELLOW SHAREHOLDERS
================================================================================

    PERFORMANCE COMPARISON
    ----------------------
    Periods Ended 6/30/99         6 Months        12 Months
    ---------------------         --------        ---------
    Equity Income Fund             12.54%          15.67%
    S&P 500                        12.38           22.76
    Lipper Equity Income
    Funds Average                   8.98           11.36

================================================================================

     The broad stock market and the Equity Income Fund advanced strongly during the first half of 1999. Continued corporate earnings growth and a healthier global outlook, particularly among some of last year's weaker economies, combined to offset the negative effects of rising interest rates over the last six months. Good overall economic news, high investor confidence, and trust in the Federal Reserve's ability to take the proper preemptive action against potentially higher inflation provided solid support for equities.

     For the six months ended June 30, your fund posted a strong 12.54% return, ahead of the unmanaged Standard & Poor's 500 Stock Index and comfortably exceeding the Lipper Equity Income Funds Average. We are pleased with this performance, particularly considering the conservative nature of the fund's investment approach. The last three months were particularly beneficial as value stocks, which make up the majority of fund holdings, rebounded nicely.

     For the last 12 months, the fund provided a return of 15.67%, again well ahead of the universe of equity income funds but behind the S&P 500. The portfolio provided good downside protection during last year's turbulent third quarter and posted sound results in the first half of 1999 when investors shifted their attention to the cyclical and value stocks in which we invest.

================================================================================
DIVIDEND DISTRIBUTIONS
================================================================================

     Your Board of Trustees declared a second quarter income dividend of $0.14 per share, bringing your 1999 income distribution total to $0.26 per share. This distribution was paid on June 29 to shareholders of record on June 25. You should have already received your check or statement reflecting the second quarter dividend.

================================================================================
PORTFOLIO STRATEGY
================================================================================

     The strong stock market environment during the first half of 1999 was profitable for many of our holdings. In our annual report, we discussed many of last year's market trends that were not particularly favorable for our investment approach. However, during the past six months new trends came into play that benefited fund investments. While value characteristics such as low price/earnings ratios and high dividend yields were penalized in 1998, they returned to favor in the most recent period. Companies with exposure to the cyclical nature of the economy or to commodities suddenly sprang to life largely because of the expectation of an upturn in international economies that had suffered last year. The share price of Georgia Pacific advanced to levels where we felt the upside potential was somewhat limited. We eliminated that position and used the proceeds to take advantage of new investment opportunities.

============================================================

          INFORMATION ON YEAR-END DISTRIBUTIONS
          -------------------------------------

          To help you with tax planning, we try to give you a good idea of the per-share income and capital gain amounts our funds may distribute near year-end. In late October, we will provide estimates of these amounts, which will be paid on December 16, 1999, to shareholders of record on December 14. These preliminary numbers will be included in The Price Report mailing to shareholders in late October and will also be available on our Web siteNwww.troweprice.com. We hope that these preliminary numbers will be useful to you in approximating the income and capital gains taxes you may pay on distributions to taxable accounts. If your fund distributed any capital gains earlier in 1999, you can find the amounts on your statements and should include them in your tax planning calculations. Please keep in mind that the numbers are not final and are likely to be revised before the December 14 declaration and record date. As the fall progresses, you may want to check our Web site for revisions. If you would like information on tax matters relating to mutual funds, please visit our Web site to download our Insights report, Tax Information for Mutual Fund Investors, or call 1-800-225-5132 to request a copy.

============================================================

     Several stocks that recently did well, such as Tyco International, AMP, and AT&T, had been successful for us over the last several years, and we sold either all or part of these positions when their prices rose to less appealing levels. Our largest sale in the first half was AMP, which was acquired by Tyco at a substantial premium to our average cost.

     [Security Diversification pie chart showing Business Services and Transportation 5%, Capital Equipment, Process Industries, and Basic Materials 15%, Technology 4%, Consumer Services and Cyclical 11%, Financial 16%, Energy and Utilities 28%, Consumer Nondurables 18%, and Reserves 3%]

     Among these new investments are Lockheed Martin, Campbell, Hershey Foods, Honeywell, Fort James, and Merck, all of which are successful enterprises that have hit what we believe to be temporary stumbling blocks. Their share prices have plummeted to attractive levels in our view, and their managements are working vigorously to improve earnings performance. In the case of Honeywell, we benefited more quickly than we anticipated when AlliedSignal announced its intention in June to acquire Honeywell at a significant premium to our purchase price.

     At the end of June, energy and utilities stocks accounted for 28% of portfolio assets, consumer nondurables 18%, financial stocks 16%, and 15% of assets were in capital equipment, process industries, and basic materials. (The chart on this page shows the sector breakdown.) The balance was diversified among several other industries. The narrow breadth of the market's advance over the past few years created a large universe of out-of-favor stocks with appealing valutions: in particular, low price/earnings ratios and relatively high dividend yields. The Financial Profile table on page 4 demonstrates the degree to which the stocks we buy have below-average valuations. Our preference for high-yielding, lower P/E companies is evident and has been a consistent cornerstone of our investment approach since the fund commenced operations in 1985. Given the wide variations in performance among companies and sectors over the last two years, there is plenty of work to be done as we investigate new investment opportunities on your behalf.

================================================================================
SUMMARY AND OUTLOOK
================================================================================
    FINANCIAL PROFILE
    -----------------
                                    Equity
    As of 6/30/99              Income Fund           S&P 500
    -------------              -----------           -------

    Current Yield                  2.4%*               1.2%
    Price/Book Ratio               3.8                 6.6
    Price/Earnings Ratio
    (1999 estimated EPS)          19.3                27.9
    Historical Beta
    (based on monthly
    returns for 5 years)           0.67                1.00

    *     The fund's annualized 30-day dividend yield is 1.84%.
================================================================================

     So far this year, we have been pleasantly surprised by the durability of the stock market's strength and resilience, particularly in the face of rising interest rates. We believe it will be difficult, but not impossible, for stocks to post such robust returns in the second half of 1999. Given historically high stock valuations and unrealistic investor expectations, we would not be surprised to see a bit of turbulence ahead. Nevertheless, whatever happens over the short term, our investment approach will remain constant. We will continue to emphasize investments in sound companies that may be out of favor in the short run but offer an attractive combination of good upside potential and relatively limited downside risk.

     As always, we appreciate your confidence in T. Rowe Price and your continued support.

Respectfully submitted,

/s/

Brian C. Rogers
President and Chairman of the Investment Advisory Committee
July 22, 1999
================================================================================

T. Rowe Price Equity Income Fund
--------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
TWENTY-FIVE LARGEST HOLDINGS
----------------------------
                                                      Percent of
                                                      Net Assets
                                                         6/30/99
------------------------------------------------------------------------
  SBCCommunications                                          2.2%
------------------------------------------------------------------------
  Mellon Bank                                                1.8
------------------------------------------------------------------------
  ALLTEL                                                     1.8
------------------------------------------------------------------------
  BPAmoco                                                    1.7
------------------------------------------------------------------------
  Exxon                                                      1.6
------------------------------------------------------------------------
  American Home Products                                     1.5
------------------------------------------------------------------------
  GTE                                                        1.5
------------------------------------------------------------------------
  International Paper                                        1.5
------------------------------------------------------------------------
  Atlantic Richfield                                         1.4
------------------------------------------------------------------------
  General Mills                                              1.4
------------------------------------------------------------------------
  Pharmacia & Upjohn                                         1.4
------------------------------------------------------------------------
  Dow Chemical                                               1.4
------------------------------------------------------------------------
  Union Pacific                                              1.3
------------------------------------------------------------------------
  Mobil                                                      1.3
------------------------------------------------------------------------
  Citigroup                                                  1.3
------------------------------------------------------------------------
  Chevron                                                    1.3
------------------------------------------------------------------------
  Kimberly-Clark                                             1.2
------------------------------------------------------------------------
  Texaco                                                     1.2
------------------------------------------------------------------------
  DuPont                                                     1.1
------------------------------------------------------------------------
  Bell Atlantic                                              1.1
------------------------------------------------------------------------
  3M                                                         1.1
------------------------------------------------------------------------
  J.P. Morgan                                                1.1
------------------------------------------------------------------------
  Fannie Mae                                                 1.1
------------------------------------------------------------------------
  Hewlett-Packard                                            1.1
------------------------------------------------------------------------
  Norfolk Southern                                           1.1
------------------------------------------------------------------------
  Total                                                     34.5%

  Note: Table excludes reserves.
================================================================================

T. Rowe Price Equity Income Fund
--------------------------------
    Portfolio Highlights
    MAJOR PORTFOLIO CHANGES
    -----------------------
    Listed in descending order of size
    6 Months Ended 6/30/99

TEN LARGEST PURCHASES                   TEN LARGEST SALES
---------------------                   -----------------
Lockheed Martin *                       AMP **
Campbell *                              BPAmoco
Hershey Foods *                         AT&T
Honeywell *                             First Union **
Fort James *                            Bausch & Lomb **
Merck *                                 Georgia-Pacific **
Chubb                                   GM
Abbott Laboratories                     Waste Management
Reynolds Metals                         Tomkins **
KeyCorp *                               Tyco International **

*    Position added
**   Position eliminated
================================================================================
T. Rowe Price Equity Income Fund
--------------------------------
PERFORMANCE COMPARISON
----------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. An index return does not reflect expenses, which have been deducted from the fund's return.

[Equity Income Fund SEC chart shown here]

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 6/30/99            1 Year       3 Years      5 Years     10 Years
---------------------            ------       -------      -------     --------
Equity Income Fund               15.67%       20.83%        21.81%       15.26%

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================

T. Rowe Price Equity Income Fund
--------------------------------                                      Unaudited
For a share outstanding throughout each period
FINANCIAL HIGHLIGHTS
--------------------
                      6 Months       Year
                         Ended      Ended
                       6/30/99   12/31/98  12/31/97 12/31/96  12/31/95  12/31/94
NET ASSET VALUE
Beginning of period   $  26.32  $   26.07  $  22.54  $ 20.01  $  15.98  $16.65
--------------------------------------------------------------------------------
Investment activities
Net investment income     0.27       0.61      0.66     0.64      0.66    0.60
Net realized and
unrealized gain (loss)    2.99       1.74      5.67     3.38      4.56    0.13
--------------------------------------------------------------------------------
Total from
investment activities     3.26       2.35      6.33     4.02      5.22    0.73
--------------------------------------------------------------------------------
Distributions
Net investment income    (0.26)     (0.61)    (0.66)   (0.65)    (0.65)  (0.59)
Net realized gain        (0.23)     (1.49)    (2.14)   (0.84)    (0.54)  (0.81)
--------------------------------------------------------------------------------
Total distributions      (0.49)     (2.10)    (2.80)   (1.49)    (1.19)  (1.40)
--------------------------------------------------------------------------------
NET ASSET VALUE
================================================================================
End of period         $  29.09  $   26.32  $  26.07  $ 22.54  $  20.01  $15.98

Ratios/Supplemental=Data
------------------------
Total return**           12.54%      9.23%    28.82%   20.40%    33.35%   4.53%
--------------------------------------------------------------------------------
Ratio of total expenses
to average net assets    0.78%+     0.77%     0.79%    0.81%     0.85%   0.88%
--------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets               1.96%+     2.26%     2.67%    3.08%     3.69%   3.63%
--------------------------------------------------------------------------------
Portfolio turnover rate  19.3%+      22.6%    23.9%    25.0%     21.4%   36.3%
--------------------------------------------------------------------------------
Net assets, end of
period (in millions)  $ 13,936  $  13,495  $ 12,771  $ 7,818  $  5,215 $ 3,204
--------------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Equity Income Fund
--------------------------------

Unaudited
June 30, 1999

    Statement of Net Assets

 Common=Stocks==96.4%
FINANCIAL==15.8%
Bank and Trust  8.4%
Bank of America                                 1,200,000   $      87,975
----------------------------------------------------------------------------
Bank One                                        2,100,000         125,081
----------------------------------------------------------------------------
BankBoston                                      1,500,000          76,688
----------------------------------------------------------------------------
Chase Manhattan                                 1,200,000         103,950
----------------------------------------------------------------------------
Fleet Financial Group                           2,500,000         110,937
----------------------------------------------------------------------------
J. P. Morgan                                    1,100,000         154,550
----------------------------------------------------------------------------
KeyCorp                                         1,200,000          38,550
----------------------------------------------------------------------------
Mellon Bank                                     7,001,600         254,683
----------------------------------------------------------------------------
Mercantile Bankshares                           1,715,900          60,646
----------------------------------------------------------------------------
National City                                   1,000,000          65,500
----------------------------------------------------------------------------
Wells Fargo                                     2,250,000          96,188
----------------------------------------------------------------------------
                                                                1,174,748
----------------------------------------------------------------------------
Insurance  5.0%
American General                                1,828,600         137,831
----------------------------------------------------------------------------
Chubb                                           1,150,000          79,925
----------------------------------------------------------------------------
Lincoln National                                1,600,000          83,700
----------------------------------------------------------------------------
SAFECO                                          2,600,000         114,725
----------------------------------------------------------------------------
St. Paul Companies                              3,869,450         123,097
----------------------------------------------------------------------------
Transamerica                                    1,300,000          97,500
----------------------------------------------------------------------------
XL Capital (Class A)                            1,000,000          56,500
----------------------------------------------------------------------------
                                                                  693,278
----------------------------------------------------------------------------
Financial Services  2.4%
Citigroup                                       3,825,000         181,687
----------------------------------------------------------------------------

Fannie Mae                                      2,250,000         153,844
----------------------------------------------------------------------------
                                                                  335,531
----------------------------------------------------------------------------
Total Financial                                                 2,203,557
----------------------------------------------------------------------------
UTILITIES==14.3%

Telephone  9.3%
ALLTEL                                          3,489,900         249,528
----------------------------------------------------------------------------
AT&T                                            1,125,000          62,789
----------------------------------------------------------------------------
BCE ADR                                         1,916,600          94,512
----------------------------------------------------------------------------
Bell Atlantic                                   2,400,000         156,900
----------------------------------------------------------------------------
BellSouth                                       1,000,000          46,875
----------------------------------------------------------------------------
GTE                                             2,800,000   $     212,100
----------------------------------------------------------------------------
SBC Communications                              5,332,617         309,292
----------------------------------------------------------------------------
Telebras ADR                                      850,000              53
----------------------------------------------------------------------------
Telebras ADR                                      850,000          76,660
----------------------------------------------------------------------------
U.S. West                                       1,400,000          82,250
----------------------------------------------------------------------------
                                                                1,290,959
----------------------------------------------------------------------------
Electric Utilities  5.0%
Constellation Energy Group                      1,000,000          29,625
----------------------------------------------------------------------------
DQE                                             1,750,000          70,219
----------------------------------------------------------------------------
Duke Energy                                     1,700,000          92,437
----------------------------------------------------------------------------
Entergy                                         1,500,000          46,875
----------------------------------------------------------------------------
FirstEnergy                                     2,959,965          91,759
----------------------------------------------------------------------------
Niagara Mohawk                                  1,870,000          30,037
----------------------------------------------------------------------------
PacifiCorp                                      3,100,000          56,962
----------------------------------------------------------------------------
Reliant Energy                                  2,150,000          59,394
----------------------------------------------------------------------------
Southern Company                                3,500,000          92,750
----------------------------------------------------------------------------
Teco Energy                                     1,600,000          36,400
----------------------------------------------------------------------------

Unicom                                          2,400,000          92,550
----------------------------------------------------------------------------
                                                                  699,008
----------------------------------------------------------------------------
Total Utilities                                                 1,989,967
----------------------------------------------------------------------------
CONSUMER=NONDURABLES==17.7%

Cosmetics  1.1%
International Flavors & Fragrances              3,300,000         146,438
----------------------------------------------------------------------------
                                                                  146,438
----------------------------------------------------------------------------
Beverages  2.0%
Anheuser-Busch                                  2,000,000         141,875
----------------------------------------------------------------------------
Brown-Forman (Class B)                          1,500,000          97,781
----------------------------------------------------------------------------
PepsiCo                                         1,000,000          38,688
----------------------------------------------------------------------------
                                                                  278,344
----------------------------------------------------------------------------
Food Processing  5.5%
Campbell                                        1,900,000          88,113
----------------------------------------------------------------------------
General Mills                                   2,480,000         199,330
----------------------------------------------------------------------------
Heinz                                           2,200,000         110,275
----------------------------------------------------------------------------
Hershey Foods                                   1,500,000          89,062
----------------------------------------------------------------------------
Kellogg                                         2,223,400          73,372
----------------------------------------------------------------------------
McCormick                                       2,944,600          92,939
----------------------------------------------------------------------------
Quaker Oats                                     1,694,800         112,492
----------------------------------------------------------------------------
                                                                  765,583
----------------------------------------------------------------------------
Hospital Supplies/Hospital Management  1.0%
Abbott Laboratories                             2,000,000   $      91,000
----------------------------------------------------------------------------
Smith & Nephew (GBP)                           15,840,700          47,940
----------------------------------------------------------------------------
                                                                  138,940
----------------------------------------------------------------------------
Pharmaceuticals  3.4%
American Home Products                          3,750,000         215,625
----------------------------------------------------------------------------
Merck                                             800,000          59,200
----------------------------------------------------------------------------

Pharmacia & Upjohn                              3,500,000         198,844
----------------------------------------------------------------------------
                                                                  473,669
----------------------------------------------------------------------------
Miscellaneous Consumer Products  4.7%
Armstrong World                                 1,800,000         104,062
----------------------------------------------------------------------------
Fortune Brands                                  1,800,000          74,475
----------------------------------------------------------------------------
Philip Morris                                   3,700,000         148,694
----------------------------------------------------------------------------
PPG Industries                                  1,300,000          76,781
----------------------------------------------------------------------------
RJ Reynolds Tobacco *                             916,666          28,875
----------------------------------------------------------------------------
RJR Nabisco                                     2,750,000          53,797
----------------------------------------------------------------------------
Stanley Works                                   1,750,000          56,328
----------------------------------------------------------------------------
UST                                             4,000,000         117,000
----------------------------------------------------------------------------
                                                                  660,012
----------------------------------------------------------------------------
Total Consumer Nondurables                                      2,462,986
----------------------------------------------------------------------------


CONSUMER=SERVICES==5.3%=====================================================

General Merchandisers  1.0%
J.C. Penney                                     1,700,000          82,556
----------------------------------------------------------------------------
May Department Stores                           1,500,000          61,313
----------------------------------------------------------------------------
                                                                  143,869
----------------------------------------------------------------------------
Specialty Merchandisers  0.8%
Toys "R" Us *                                   3,000,000          62,062
----------------------------------------------------------------------------
Tupperware                                      1,800,000          45,900
----------------------------------------------------------------------------
                                                                  107,962
----------------------------------------------------------------------------
Entertainment and Leisure  1.1%
Disney                                          1,000,000          30,812
----------------------------------------------------------------------------
Hilton                                          2,896,200          41,090
----------------------------------------------------------------------------
Reader's Digest (Class A)                       2,000,000          79,500
----------------------------------------------------------------------------
                                                                  151,402
----------------------------------------------------------------------------

Media and Communications  2.4%
Dow Jones                                       1,500,000          79,594
----------------------------------------------------------------------------
Dun & Bradstreet                                2,000,000          70,875
----------------------------------------------------------------------------
Knight-Ridder                                   2,100,000   $     115,369
----------------------------------------------------------------------------
R.R. Donnelley                                  2,100,000          77,831
----------------------------------------------------------------------------
                                                                  343,669
----------------------------------------------------------------------------
Total Consumer Services                                           746,902
----------------------------------------------------------------------------


CONSUMER=CYCLICALS==5.7%====================================================

Automobiles and Related  1.6%
Delphi Automotive Systems                          90,744           1,684
----------------------------------------------------------------------------
Genuine Parts                                   3,000,000         105,000
----------------------------------------------------------------------------
GM                                                800,000          52,800
----------------------------------------------------------------------------
TRW                                             1,250,000          68,594
----------------------------------------------------------------------------
                                                                  228,078
----------------------------------------------------------------------------
Building and Real Estate  2.2%
Crescent Real Estate Equities, REIT             2,100,000          49,875
----------------------------------------------------------------------------
Rouse                                           1,500,000          38,063
----------------------------------------------------------------------------
Simon DeBartolo Group, REIT                     3,489,532          88,547
----------------------------------------------------------------------------
Starwood Hotels & Resorts, REIT                 4,200,000         128,362
----------------------------------------------------------------------------
                                                                  304,847
----------------------------------------------------------------------------
Miscellaneous Consumer Durables  1.9%
Eastman Kodak                                   2,200,000         149,050
----------------------------------------------------------------------------
Whirlpool                                       1,500,000         111,000
----------------------------------------------------------------------------
                                                                  260,050
----------------------------------------------------------------------------
Total Consumer Cyclicals                                          792,975
----------------------------------------------------------------------------

TECHNOLOGY==4.0%============================================================

Electronic Systems  1.7%
Hewlett-Packard                                 1,500,000         150,750
----------------------------------------------------------------------------
Honeywell                                         758,000          87,833
----------------------------------------------------------------------------
                                                                  238,583
----------------------------------------------------------------------------
Information Processing  0.2%
COMPAQ Computer                                 1,500,000          35,531
----------------------------------------------------------------------------
                                                                   35,531
----------------------------------------------------------------------------
Aerospace and Defense  2.1%
AlliedSignal                                    1,750,000         110,250
----------------------------------------------------------------------------
Boeing                                          2,000,000          88,375
----------------------------------------------------------------------------
Lockheed Martin                                 2,410,700          89,799
----------------------------------------------------------------------------
                                                                  288,424
----------------------------------------------------------------------------
Total Technology                                                  562,538
----------------------------------------------------------------------------


CAPITAL=EQUIPMENT==1.8%=====================================================

Electrical Equipment  1.2%
GE                                                900,000   $     101,700
----------------------------------------------------------------------------
Hubbell (Class B)                               1,600,000          72,600
----------------------------------------------------------------------------
                                                                  174,300
----------------------------------------------------------------------------
Machinery  0.6%
Cooper Industries                               1,500,000          78,000
----------------------------------------------------------------------------
                                                                   78,000
----------------------------------------------------------------------------
Total Capital Equipment                                           252,300
----------------------------------------------------------------------------

BUSINESS=SERVICES=AND=======================================================
TRANSPORTATION==5.1%========================================================

Transportation Services  0.2%
Alexander & Baldwin                             1,022,500          22,687
----------------------------------------------------------------------------
                                                                   22,687
----------------------------------------------------------------------------
Miscellaneous Business Services  2.0%
Browning-Ferris                                 3,000,000         129,000
----------------------------------------------------------------------------
GATX                                            1,000,000          38,062
----------------------------------------------------------------------------
H&R Block                                       1,670,600          83,530
----------------------------------------------------------------------------
Waste Management                                  550,100          29,568
----------------------------------------------------------------------------
                                                                  280,160
----------------------------------------------------------------------------
Railroads  2.9%
Burlington Northern Santa Fe                    2,250,000          69,750
----------------------------------------------------------------------------
Norfolk Southern                                5,000,000         150,625
----------------------------------------------------------------------------
Union Pacific                                   3,150,000         183,685
----------------------------------------------------------------------------
                                                                  404,060
----------------------------------------------------------------------------
Total Business Services and Transportation                        706,907
----------------------------------------------------------------------------


ENERGY==13.4%===============================================================

Energy Services  1.4%
Baker Hughes                                    4,000,000         134,000
----------------------------------------------------------------------------
Witco                                           2,800,000          56,000
----------------------------------------------------------------------------
                                                                  190,000
----------------------------------------------------------------------------
Exploration and Production  0.7%
Unocal                                          2,625,000         104,016
----------------------------------------------------------------------------
                                                                  104,016
----------------------------------------------------------------------------
Integrated Petroleum - Domestic  3.2%
Amerada Hess                                    2,187,800   $     130,174
----------------------------------------------------------------------------
Atlantic Richfield                              2,400,000         200,550
----------------------------------------------------------------------------
Phillips Petroleum                              1,100,000          55,344
----------------------------------------------------------------------------
USX-Marathon                                    1,900,000          61,868
----------------------------------------------------------------------------
                                                                  447,936
----------------------------------------------------------------------------

Integrated Petroleum - International  8.1%
BP Amoco ADR                                    2,149,513         233,222
----------------------------------------------------------------------------
Chevron                                         1,900,000         180,856
----------------------------------------------------------------------------
Exxon                                           2,900,000         223,663
----------------------------------------------------------------------------
Mobil                                           1,850,000         183,150
----------------------------------------------------------------------------
Royal Dutch Petroleum ADR                       2,400,000         144,600
----------------------------------------------------------------------------
Texaco                                          2,600,000         162,500
----------------------------------------------------------------------------
                                                                1,127,991
----------------------------------------------------------------------------
Total Energy                                                    1,869,943
----------------------------------------------------------------------------


PROCESS=INDUSTRIES==11.2%===================================================

Diversified Chemicals  3.7%
Arch Chemicals                                    600,000          14,588
----------------------------------------------------------------------------
Dow Chemical                                    1,500,000         190,312
----------------------------------------------------------------------------
DuPont                                          2,300,000         157,119
----------------------------------------------------------------------------
Hercules                                        3,400,000         133,663
----------------------------------------------------------------------------
Olin                                            1,900,000          25,056
----------------------------------------------------------------------------
                                                                  520,738
----------------------------------------------------------------------------
Specialty Chemicals  3.7%
3M                                              1,780,000         154,749
----------------------------------------------------------------------------
Great Lakes Chemical                            2,200,000         101,337
----------------------------------------------------------------------------
Imperial Chemical ADR                           1,350,000          53,663
----------------------------------------------------------------------------
Nalco Chemical                                  2,000,000         103,750
----------------------------------------------------------------------------
Pall                                            4,300,000          95,406
----------------------------------------------------------------------------
                                                                  508,905
----------------------------------------------------------------------------
Paper and Paper Products  2.3%
Consolidated Papers                             2,460,200          65,810
----------------------------------------------------------------------------

Fort James                                      2,200,000          83,325
----------------------------------------------------------------------------
Kimberly-Clark                                  3,000,000         171,000
----------------------------------------------------------------------------
                                                                  320,135
----------------------------------------------------------------------------
Forest Products  1.5%
International Paper                             4,120,400   $     208,080
----------------------------------------------------------------------------
                                                                  208,080
----------------------------------------------------------------------------
Total Process Industries                                        1,557,858
----------------------------------------------------------------------------


BASIC=MATERIALS==2.0%=======================================================

Metals  1.6%
Inco                                            3,000,000          54,000
----------------------------------------------------------------------------
Phelps Dodge                                    1,000,000          61,938
----------------------------------------------------------------------------
Reynolds Metals                                 1,750,000         103,250
----------------------------------------------------------------------------
                                                                  219,188
----------------------------------------------------------------------------
Mining  0.4%
Newmont Mining                                  2,750,000          54,656
----------------------------------------------------------------------------
                                                                   54,656
----------------------------------------------------------------------------
Total Basic Materials                                             273,844
----------------------------------------------------------------------------
Total Miscellaneous Common Stocks 0.1%                             20,210
Total Common Stocks (Cost  $9,402,100)                         13,439,987

Short-Term=Investments==3.9%

Money Market Funds  3.9%
Reserve Investment Fund, 5.05%, #+             37,236,341         537,236

Total Short-Term Investments (Cost  $537,236)                     537,236

 100.3% of Net Assets (Cost $9,939,336)                     $  13,977,223

 Other Assets Less Liabilities                                    (40,757)

 NET ASSETS                                                 $  13,936,466

 Net Assets Consist of:
 Accumulated net investment income - net of distributions   $       1,699
 Accumulated net realized gain/loss - net of distributions        615,206
 Net unrealized gain (loss)                                     4,037,884
 Paid-in-capital applicable to 479,080,846 shares of no par
 value capital stock outstanding; unlimited shares authorized   9,281,677

 NET ASSETS                                                 $  13,936,466

 NET ASSET VALUE PER SHARE                                  $       29.09

     #  Seven-day yield
     +  Affiliated company
     *  Non-income producing
   ADR  American Depository Receipt
   GBP  British sterling
  REIT  Real Estate Investment Trust

  The accompanying notes are an integral part of these financial statements.
================================================================================
T. Rowe Price Equity Income Fund
--------------------------------                                      Unaudited
    STATEMENT OF OPERATIONS
    -----------------------                                        In thousands
                                                                      6 Months
                                                                         Ended
                                                                       6/30/99
==Investment=Income============================================================
  Income
   Dividend                                                       $    166,863
   Interest (including $14,682 from affiliated companies)               15,001
-------------------------------------------------------------------------------
   Total income                                                        181,864
-------------------------------------------------------------------------------
  Expenses
   Investment management                                                37,811
   Shareholder servicing                                                13,125
   Prospectus and shareholder reports                                      596
   Custody and accounting                                                  230
   Registration                                                             37
   Trustees                                                                 18
   Legal and audit                                                          14
   Miscellaneous                                                            56
-------------------------------------------------------------------------------
   Total expenses                                                       51,887
   Expenses paid indirectly                                                (11)
-------------------------------------------------------------------------------
   Net expenses                                                         51,876
-------------------------------------------------------------------------------
  Net investment income                                                129,988

-------------------------------------------------------------------------------
==Realized=and=Unrealized=Gain=(Loss)==========================================
  Net realized gain (loss)
   Securities                                                          610,123
   Foreign currency transactions                                            23
-------------------------------------------------------------------------------
   Net realized gain (loss)                                            610,146
-------------------------------------------------------------------------------
  Change in net unrealized gain or loss
   Securities                                                          838,979
   Other assets and liabilities
   denominated in foreign currencies                                        (6)
-------------------------------------------------------------------------------
   Change in net unrealized gain or loss                               838,973
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                            1,449,119
-------------------------------------------------------------------------------

  INCREASE (DECREASE) IN NET
===============================================================================
  ASSETS FROM OPERATIONS                                          $  1,579,107
===============================================================================

The accompanying notes are an integral part of these financial statements.
================================================================================
T. Rowe Price Equity Income Fund
--------------------------------                                      Unaudited
    STATEMENT OF CHANGES IN NET ASSETS
    ----------------------------------                        In thousands
                                                       6 Months           Year
                                                          Ended          Ended
                                                        6/30/99       12/31/98
                                                        -------       --------
Increase=(Decrease)=in=Net=Assets
  Operations
   Net investment income                             $  129,988    $   305,713
   Net realized gain (loss)                             610,146        784,665
   Change in net unrealized gain or loss                838,973         68,428
-------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations  1,579,107      1,158,806
-------------------------------------------------------------------------------
  Distributions to shareholders
   Net investment income                               (125,761)      (309,762)
   Net realized gain                                   (112,517)      (730,134)
-------------------------------------------------------------------------------
   Decrease in net assets from distributions           (238,278)    (1,039,896)
-------------------------------------------------------------------------------
  Capital share transactions*
   Shares sold                                        1,135,469      3,094,274
   Distributions reinvested                             229,255      1,005,143
   Shares redeemed                                   (2,264,137)    (3,494,462)
-------------------------------------------------------------------------------
   Increase (decrease) in net assets from capital
   share transactions                                  (899,413)       604,955
Net=Assets
  Increase (decrease) during period                     441,416        723,865
  Beginning of period                                13,495,050     12,771,185
--------------------------------------------------------------------------------

  End of period                                      $13,936,466   $13,495,050
--------------------------------------------------------------------------------
*Share information
   Shares sold                                           42,120        115,398
   Distributions reinvested                               8,520         38,342
   Shares redeemed                                      (84,271)      (130,881)
-------------------------------------------------------------------------------
   Increase (decrease) in shares outstanding            (33,631)        22,859

The accompanying notes are an integral part of these financial statements.
================================================================================
T. Rowe Price Equity Income Fund
--------------------------------                                      Unaudited
                                                                  June 30, 1999
NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price Equity Income Fund (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on October 31, 1985.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Trustees, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily, uninvested cash balances at the custodian, used to reduce the fund's custody charges.

================================================================================
NOTE 2 - INVESTMENT TRANSACTIONS
================================================================================

     Purchases  and  sales  of  portfolio  securities,   other  than  short-term
securities, aggregated $1,232,585,000 and $2,205,232,000, respectively, for the six months ended June 30, 1999.

================================================================================
NOTE 3 - FEDERAL INCOME TAXES
================================================================================

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $9,939,336,000. Net unrealized gain aggregated $4,037,887,000 at period-end, of which $4,299,733,000 related to appreciated investments and $261,846,000 to depreciated investments.

================================================================================
NOTE 4 - RELATED PARTY TRANSACTIONS
================================================================================

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $6,471,000 was payable at June 30, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $9,728,000 for the six months ended June 30, 1999, of which $1,945,000 was payable at period-end.

     Additionally, the fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, T. Rowe Price, and, in the case of T. Rowe Price Spectrum International, Rowe Price-Fleming International. Spectrum Growth Fund and Spectrum Income Fund held approximately 4.9% of the outstanding shares of the fund at June 30, 1999. For the six months then ended, the fund was allocated $869,000 of Spectrum expenses, $154,000 of which was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1999, totaled $14,682,000 and are reflected as interest income in the accompanying Statement of Operations.

================================================================================
FOR YIELD, PRICE, LAST
TRANSACTION, CURRENT BALANCE,
OR TO CONDUCT TRANSACTIONS, 24
HOURS, 7 DAYS A WEEK, CALL
TELE*ACCESS [REGISTRATION
MARK:] 1-800-638-2587 toll
free

FOR ASSISTANCE WITH YOUR
EXISTING FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

TO OPEN A BROKERAGE ACCOUNT OR
OBTAIN INFORMATION, CALL:
1-800-638-5660 toll free

INTERNET ADDRESS:
www.troweprice.com

T. Rowe Price Associates 100
East Pratt Street Baltimore,
Maryland 21202 This report is
authorized for distribution
only to shareholders and to
others who have received a
copy of the prospectus
appropriate to the fund or
funds covered in this report.

INVESTOR CENTERS:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

4200 West Cypress St.
10th Floor
Tampa, FL 33607

4410 ArrowsWest Drive
Colorado Springs, CO 80907

Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills, CA 91367

T. Rowe Price Investment Services, Inc., Distributor.          F71-051  6/30/99